COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended		23 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024
Loss Contingencies [Line Items]
Accrued interest	$ 0		$ 2,823
Mr Mc Kendrick [Member]
Loss Contingencies [Line Items]
Annual salary compensation	208,000		208,000
Unrelated Third Party [Member]
Loss Contingencies [Line Items]
Payments for rent	$ 32,963	$ 75,979	62,931	$ 78,636
Unrelated Third Party [Member] | General and Administrative Expense [Member]
Loss Contingencies [Line Items]
Payments for rent			$ 6,000		$ 6,845